Expense Example, No Redemption - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Environmental Bond Fund - Class M
Expense Example, No Redemption:
1 Year	$ 467
3 Years	609
5 Years	764
10 Years	1,213
Fidelity Advisor Environmental Bond Fund - Class A
Expense Example, No Redemption:
1 Year	468
3 Years	612
5 Years	769
10 Years	1,224
Fidelity Advisor Environmental Bond Fund - Class I
Expense Example, No Redemption:
1 Year	46
3 Years	166
5 Years	302
10 Years	698
Fidelity Advisor Environmental Bond Fund - Class C
Expense Example, No Redemption:
1 Year	147
3 Years	456
5 Years	787
10 Years	1,520
Fidelity Advisor Environmental Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500